Contingencies	6 Months Ended
Jun. 30, 2024
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Contingencies
Note 18: Contingencies
Lawsuits and legal claims
The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, employment matters, commercial matters, privacy and data protection matters, defamation matters and intellectual property infringement matters. The outcome of all the matters against the Company is subject to future resolution, including uncertainties of litigation. Litigation outcomes are difficult to predict with certainty due to various factors, including but not limited to: the preliminary nature of some claims; uncertain damage theories and demands; an incomplete factual record; uncertainty concerning legal theories and procedures and their resolution by the courts, at both trial and appellate levels; and the unpredictable nature of opposing parties. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material adverse impact on the Company’s financial condition taken as a whole.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings.
As a result, the Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the Company’s best estimates of the amount expected to be paid based on a qualitative assessment of all relevant factors. When appropriate, the Company performs an expected value calculation to determine its provisions. The Company reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax audits, it is possible that at some future date, liabilities resulting from such audits or related litigation could vary significantly from the Company’s provisions. However, based on currently enacted legislation, information currently known by the Company and after consultation with outside tax advisors, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material adverse impact on the Company’s financial condition taken as a whole.
Prior to December 31, 2023, the Company paid $430 million of tax as required under notices of assessment issued by the U.K. tax authority, HM Revenue & Customs (“HMRC”), under the Diverted Profits Tax (“DPT”) regime that collectively related to the 2015, 2016, 2017 and 2018 taxation years of certain of its current and former U.K. affiliates. The Company does not believe these current and former U.K. affiliates fall within the scope of the DPT regime. Because the Company believes its position is supported by the weight of law, it intends to vigorously defend its position and will continue contesting these assessments through all available administrative and judicial remedies. As the assessments largely relate to businesses that the Company has sold, the majority are subject to indemnity arrangements under which the Company has been required to pay additional taxes to HMRC or the indemnity counterparty.
The Company does not believe that the resolution of these matters will have a material adverse effect on its financial condition taken as a whole. Payments made by the Company are not a reflection of its view on the merits of the case. As the Company expects to receive refunds of substantially all of the aggregate of amounts paid pursuant to these notices of assessment, it expects to continue recording substantially all of these payments as non-current
receivables from HMRC or the indemnity counterparty, in its financial statements.

Guarantees
The Company has an investment in 3XSQ Associates, an entity jointly owned by a subsidiary of the Company and Rudin Times Square Associates LLC (“Rudin”), that owns and operates the 3 Times Square office building (“the building”) in New York, New York. In June 2022, 3XSQ Associates obtained a $415 million,
3-year
term loan facility to refinance existing debt, fund the building’s redevelopment, and cover interest and operating costs during the redevelopment period. The building is pledged as loan collateral. Thomson Reuters and Rudin each guarantee 50% of (i) certain principal loan amounts and (ii) interest and operating costs. Thomson Reuters and Rudin also jointly and severally guarantee (i) completion of commenced works and (ii) lender losses arising from disallowed acts, environmental or otherwise. To minimize economic exposure to 50% for the joint and several obligations, Thomson Reuters and a parent entity of Rudin entered into a cross-indemnification arrangement. The

Company believes the value of the building is expected to be sufficient to cover obligations that could arise from the guarantees. The guarantees do not impact the Company’s ability to borrow funds under its $2.0 billion syndicated credit facility or the related covenant calculation.